Income Taxes	12 Months Ended
Dec. 31, 2017
Income Tax Disclosure [Abstract]
Income Taxes

NOTE 5. INCOME TAXES

Judgment and the use of estimates are required in developing the provision for income taxes and reporting of tax-related assets and liabilities. The interpretation of tax laws involves uncertainty, since tax authorities may interpret the laws differently. The Companies are routinely audited by federal and state tax author-ities. Ultimate resolution of income tax matters may result in favorable or unfavorable impacts to net income and cash flows, and adjustments to tax-related assets and liabilities could be material.

The 2017 Tax Reform Act includes a broad range of tax reform provisions affecting the Companies as discussed in Note 2. The 2017 Tax Reform Act reduces the corporate income tax rate from 35% to 21% for tax years beginning after December 31, 2017. At the date of enactment, deferred tax assets and liabilities were remeasured based upon the new 21% enacted tax rate expected to apply when temporary differences are realized or settled. The specific provisions related to regulated public utilities in the 2017 Tax Reform Act generally allows for the continued deductibility of interest expense, changes the tax depreciation of certain property acquired after September 27, 2017, and continues certain rate normalization requirements for accelerated depreciation benefits.

In December 2015, U.S. federal legislation was enacted, providing an extension of the 50% bonus depreciation allowance for qualifying expenditures incurred in 2015, 2016 and 2017. In addition, the legislation extended the 30% investment tax credit for qualifying expenditures incurred through 2019 and provides a phase down of the credit to 26% in 2020, 22% in 2021 and 10% in 2022 and thereafter.

As indicated in Note 2, certain of the Companies’ operations, including accounting for income taxes, is subject to regulatory accounting treatment. For regulated operations, many of the changes in deferred taxes represent amounts probable of collection from or refund to customers, and are recorded as either an increase to a regulatory asset or liability. The 2017 Tax Reform Act includes provisions that stipulate how these excess deferred taxes may be passed back to customers for certain accelerated tax depreciation benefits. Potential refunds of other deferred taxes may be determined by state and federal regulators. See Note 13 for more information.

The Companies have completed or have made a reasonable estimate for the measurement and accounting of certain effects of the 2017 Tax Reform Act which have been reflected in the Consolidated Financial Statements. The changes in deferred taxes were recorded as either an increase to a regulatory liability or as an adjustment to the deferred tax provision.

The items reflected as provisional amounts are related to accelerated depreciation for tax purposes of certain property acquired and placed into service after September 27, 2017 and the impact of accelerated depreciation on state income taxes to the extent there is uncertainty on conformity to the new federal tax system.

The determination of the income tax effects of the items reflected as provisional amounts represents a reasonable estimate, but will require additional analysis of historical records and further interpretation of the 2017 Tax Reform Act from yet to be issued U.S. Department of Treasury regulations, which will require more time, information and resources than currently available to the Companies.

Continuing Operations

Details of income tax expense for continuing operations including noncontrolling interests were as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
Year Ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015
(millions)

Current:
Federal	$(1)	$(155)	$(24)	$432	$168	$316	$16	$(27)	$90
State	(26)	85	75	73	90	92	8	4	30
Total current expense (benefit)	(27)	(70)	51	505	258	408	24	(23)	120
Deferred:
Federal
2017 Tax Reform Act impact	(851)	—	—	(93)	—	—	(197)	—	—
Taxes before operating loss carryforwards and investment tax credits	739	1,050	384	319	435	154	199	239	156
Tax utilization expense (benefit) of operating loss carryforwards	174	(161)	539	4	(2)	96	5	(2)	6
Investment tax credits	(200)	(248)	(134)	(23)	(25)	(11)	—	—	—
State	132	50	66	59	27	13	20	1	1
Total deferred expense (benefit)	(6)	691	855	266	435	252	27	238	163
Investment tax credit-gross deferral	5	35	—	5	35	—	—	—	—
Investment tax credit-amortization	(2)	(1)	(1)	(2)	(1)	(1)	—	—	—
Total income tax expense (benefit)	$(30)	$655	$905	$774	$727	$659	$51	$215	$283

The accounting for the reduction in the corporate income tax rate decreased deferred income tax expense by $851 million at Dominion Energy, $93 million at Virginia Power, and $197 million for Dominion Energy Gas for the year ending December 31, 2017. The decrease in deferred income taxes at Dominion Energy primarily relates to the remeasurement of deferred taxes on merchant operations and includes the effects at Virginia Power and Dominion Energy Gas. Virginia Power and Dominion Energy Gas have certain regulatory assets and liabilities that have not yet been charged or returned to customers through rates, or on which they do not earn a return, including unrecognized pension and other postretirement benefits. The remeasurement of the deferred taxes on these regulatory balances was charged to continuing operations in 2017. For ratemaking purposes, Dominion Energy Gas’ subsidiary DETI follows the cash method on pension contributions. Deferred taxes recorded on pension balances as required by GAAP are not included as a component of rates and therefore the remeasurement of these deferred taxes were charged to continuing operations in 2017.

In 2016, Dominion Energy realized a taxable gain resulting from the contribution of Dominion Energy Questar Pipeline to Dominion Energy Midstream. The contribution and related transactions resulted in increases in the tax basis of Dominion Energy Questar Pipeline’s assets and the number of Dominion Energy Midstream’s common and convertible preferred units held by noncontrolling interests. The direct tax effects of the transactions included a provision for current income taxes ($212 million) and an offsetting benefit for deferred income taxes ($96 million) and were charged to common shareholders’ equity. The federal tax liability was reduced by $129 million of tax credits generated in 2016 that otherwise would have resulted in additional credit carryforwards and a $17 million benefit provided by the domestic production activities deduction. These benefits, as indirect effects of the contribution transaction, were reflected in Dominion Energy’s 2016 current federal income tax expense.

In 2015, Dominion Energy’s current federal income tax benefit includes the recognition of a $20 million benefit related to a carryback to be filed for nuclear decommissioning expenditures included in its 2014 net operating loss.

For continuing operations including noncontrolling interests, the statutory U.S. federal income tax rate reconciles to the Companies’ effective income tax rate as follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
Year Ended December 31,	2017	2016	2015	2017	2016	2015	2017	2016	2015
U.S. statutory rate	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%	35.0%
Increases (reductions) resulting from:
State taxes, net of federal benefit	2.0	2.4	3.7	3.7	3.8	3.9	2.4	0.5	2.7
Investment tax credits	(6.3)	(11.7)	(4.7)	(0.8)	—	(0.6)	—	—	—
Production tax credits	(0.7)	(0.8)	(0.8)	(0.4)	(0.5)	(0.6)	—	—	—
Valuation allowances	0.2	1.2	(0.3)	—	0.1	—	0.3	—	—
Federal legislative change	(27.5)	—	—	(4.0)	—	—	(29.5)	—	—
State legislative change	—	(0.6)	(0.1)	—	—	—	—	—	—
AFUDC—equity	(1.4)	(0.6)	(0.3)	(0.6)	(0.6)	(0.6)	(0.9)	(0.2)	0.2
Employee stock ownership plan deduction	(0.6)	(0.6)	(0.6)	—	—	—	—	—	—
Other, net	(1.7)	(1.4)	0.1	0.6	(0.4)	0.6	0.4	0.1	0.3
Effective tax rate	(1.0)%	22.9%	32.0%	33.5%	37.4%	37.7%	7.7%	35.4%	38.2%

In 2017, the Companies’ effective tax rates reflect the net benefit of remeasurement of deferred taxes resulting from the lower corporate income tax rate promulgated by the 2017 Tax Reform Act, and the completion of audits by state tax authorities that resulted in the recognition of previously unrecognized tax benefits. At December 31, 2016, Virginia Power’s unrecognized tax benefits included state refund claims for open tax years through 2011. Management believed settlement of the claims, including interest thereon, within the next twelve months was remote. In June 2017, Virginia Power received and accepted a cash offer to settle the refund claims. As a result of the settlement, Virginia Power decreased its unrecognized tax benefits by $8 million, and recognized a $2 million tax benefit, which impacted its effective tax rate. Also in connection with this settlement, Virginia Power realized interest income of $11 million, which is reflected in other income in the Consolidated Statements of Income.

In 2016, Dominion Energy’s effective tax rate reflects a valuation allowance on a state credit not expected to be utilized by a Dominion Energy subsidiary which files a separate state return.

The Companies’ deferred income taxes consist of the following:

	Dominion Energy		Virginia Power		Dominion Energy Gas
At December 31,	2017	2016	2017	2016	2017	2016
(millions)

Deferred income taxes:
Total deferred income tax assets	$2,686	$1,827	$923	$ 268	$ 320	$126
Total deferred income tax liabilities	7,158	10,381	3,600	5,323	1,774	2,564
Total net deferred income tax liabilities	$4,472	$8,554	$2,677	$5,055	$1,454	$2,438
Total deferred income taxes:
Plant and equipment, primarily depreciation method and basis differences	$5,056	$7,782	$2,969	$4,604	$1,132	$1,726
Excess deferred income taxes	(1,050)	—	(687)	—	(244)	—
Nuclear decommissioning	829	1,240	260	406	—	—
Deferred state income taxes	834	747	378	321	227	204
Federal benefit of deferred state income taxes	(175)	(261)	(79)	(112)	(48)	(71)
Deferred fuel, purchased energy and gas costs	1	(25)	(3)	(29)	2	4
Pension benefits	141	155	(104)	(138)	419	646
Other postretirement benefits	(51)	(68)	44	49	(2)	(6)
Loss and credit carryforwards	(1,536)	(1,547)	(111)	(88)	(4)	(5)
Valuation allowances	146	135	5	3	3	—
Partnership basis differences	473	688	—	—	26	43
Other	(196)	(292)	5	39	(57)	(103)
Total net deferred income tax liabilities	$4,472	$8,554	$2,677	$5,055	$1,454	$2,438
Deferred Investment Tax Credits – Regulated Operations	51	48	51	48	—	—
Total Deferred Taxes and Deferred Investment Tax Credits	$4,523	$8,602	$2,728	$5,103	$1,454	$2,438

The most significant impact reflected for the 2017 Tax Reform Act is the adjustment of the net accumulated deferred income tax liability for the reduction in the corporate income tax rate to 21%. In addition to amounts recognized in deferred income tax expense, the impacts of the 2017 Tax Reform Act decreased the accumulated deferred income tax liability by $3.1 billion at Dominion Energy, $1.9 billion at Virginia Power and $0.8 billion at Dominion Energy Gas at December 31, 2017. At Dominion Energy, the December 31, 2017 balance sheet reflects the impact of the 2017 Tax Reform Act on our regulatory liabilities which increased our regulatory liabilities by $4.2 billion, and created a corresponding deferred tax asset of $1.1 billion. At Virginia Power, our regulatory liabilities increased $2.6 billion, and created a deferred tax asset of $0.7 billion. At Dominion Energy Gas, our regulatory liabilities increased $1.0 billion, and created a deferred tax asset of $0.2 billion. These adjustments had no impact on 2017 cash flows.

At December 31, 2017, Dominion Energy had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Federal losses	$ 560	$ 118	$ —	2034
Federal investment credits	—	938	—	2033-2037
Federal production credits	—	129	—	2031-2037
Other federal credits	—	58	—	2031-2037
State losses	1,366	103	(63)	2018-2037
State minimum tax credits	—	90	—	No expiration
State investment and other credits	—	100	(83)	2018-2027
Total	$1,926	$1,536	$(146)

At December 31, 2017, Virginia Power had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Federal losses	$ 1	$ —	$—	2034
Federal investment credits	—	51	—	2034-2037
Federal production and other credits	—	51	—	2031-2037
State investment credits	—	9	(5)	2024
Total	$ 1	$111	$(5)

At December 31, 2017, Dominion Energy Gas had the following deductible loss and credit carryforwards:

	Deductible Amount	Deferred Tax Asset	Valuation Allowance	Expiration Period
(millions)
Other federal credits	$ —	$1	$ —	2032-2036
State losses	33	3	(3)	2036-2037
Total	$33	$4	$ (3)

A reconciliation of changes in the Companies’ unrecognized tax benefits follows:

	Dominion Energy			Virginia Power			Dominion Energy Gas
	2017	2016	2015	2017	2016	2015	2017	2016	2015
(millions)
Balance at January 1	$64	$103	$145	$13	$12	$36	$ 7	$29	$29
Increases-prior period positions	1	9	2	—	4	—	—	1	—
Decreases-prior period positions	(9)	(44)	(40)	(1)	(3)	(25)	—	(19)	—
Increases-current period positions	5	6	8	—	—	1	—	—	—
Settlements with tax authorities	(23)	(8)	(5)	(8)	—	—	(7)	(4)	—
Expiration of statutes of limitations	—	(2)	(7)	—	—	—	—	—	—
Balance at December 31	$38	$64	$103	$4	$13	$12	$—	$7	$29

Certain unrecognized tax benefits, or portions thereof, if recognized, would affect the effective tax rate. Changes in these unrecognized tax benefits may result from remeasurement of amounts expected to be realized, settlements with tax authorities and expiration of statutes of limitations. For Dominion Energy and its subsidiaries, these unrecognized tax benefits were $31 million, $45 million and $69 million at December 31, 2017, 2016 and 2015, respectively. For Dominion Energy, the change in these unrecognized tax benefits decreased income tax expense by $9 million, $18 million and $6 million in 2017, 2016 and 2015, respectively. For Virginia Power, these unrecognized tax benefits were $3 million, $9 million, and $8 million at December 31, 2017, 2016 and 2015, respectively. For Virginia Power, the change in these unrecognized tax benefits decreased income tax expense by $6 million in 2017 and increased income tax expense by $1 million and less than $1 million in 2016 and 2015, respectively. For Dominion Energy Gas, these unrecognized tax benefits were less than $1 million, $5 million and $19 million at December 31, 2017, 2016 and 2015, respectively. For Dominion Energy Gas, the change in these unrecognized tax benefits decreased income tax expense by $5 million, $11 million and less than $1 million in 2017, 2016 and 2015, respectively.

Dominion Energy participates in the IRS Compliance Assurance Process which provides the opportunity to resolve complex tax matters with the IRS before filing its federal income tax returns, thus achieving certainty for such tax return filing positions agreed to by the IRS. In 2016 and 2017, the Companies submitted research credit claims for tax years 2012-2016. These claims are currently under IRS examination. With the exception of these research credit claims, the IRS has completed its audit of tax years through 2015. The statute of limitations has not yet expired for tax years after 2012. Although Dominion Energy has not received a final letter indicating no changes to its taxable income for tax year 2016, no material adjustments are expected. The IRS examination of tax year 2017 is ongoing.

It is reasonably possible that settlement negotiations and expiration of statutes of limitations could result in a decrease in unrecognized tax benefits in 2018 by up to $13 million for Dominion Energy, $2 million for Virginia Power and less than $1 million for Dominion Energy Gas. If such changes were to occur, other than revisions of the accrual for interest on tax underpayments and overpayments, earnings could increase by up to $12 million for Dominion Energy, $2 million for Virginia Power and less than $1 million for Dominion Energy Gas.

Otherwise, with regard to 2017 and prior years, Dominion Energy, Virginia Power and Dominion Energy Gas cannot estimate the range of reasonably possible changes to unrecognized tax benefits that may occur in 2018.

For each of the major states in which Dominion Energy operates, the earliest tax year remaining open for examination is as follows:

State	Earliest Open Tax Year
Pennsylvania(1)	2012
Connecticut	2014
Virginia(2)	2014
West Virginia(1)	2014
New York(1)	2011
Utah	2014

(1)	Considered a major state for Dominion Energy Gas’ operations.
(2)	Considered a major state for Virginia Power’s operations.

The Companies are also obligated to report adjustments resulting from IRS settlements to state tax authorities. In addition, if Dominion Energy utilizes operating losses or tax credits generated in years for which the statute of limitations has expired, such amounts are generally subject to examination.